Average Annual Total Returns - TM Emerging Multi-Style Fund	I OneYear	I FiveYear	I Since Inception	I Inception Date	I Return After Taxes on Distributions OneYear	I Return After Taxes on Distributions FiveYear	I Return After Taxes on Distributions Since Inception	I Return After Taxes on Distributions and Sale of Fund Shares OneYear	I Return After Taxes on Distributions and Sale of Fund Shares FiveYear	I Return After Taxes on Distributions and Sale of Fund Shares Since Inception	N OneYear	N FiveYear	N Since Inception	N Inception Date	R6 OneYear	R6 FiveYear	R6 Since Inception	R6 Inception Date	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) OneYear	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) FiveYear	MSCI Emerging Markets Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	16.92%	10.36%	5.23%	Feb. 11, 2015	16.57%	9.94%	4.86%	10.39%	8.27%	4.11%	16.69%	10.08%	4.97%	Feb. 11, 2015	17.09%	10.47%	5.32%	Feb. 11, 2015	18.31%	12.81%	7.66%